ORGANIZATION AND BASIS OF PRESENTATION (Details Narrative) - USD ($)			12 Months Ended
	Sep. 16, 2019	Aug. 23, 2019	Apr. 30, 2021	Oct. 31, 2021	Jun. 21, 2021	Apr. 30, 2020	Feb. 25, 2020	Feb. 24, 2020	Feb. 11, 2020	Feb. 10, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common Stock, Shares Authorized			300,000,000	300,000,000		300,000,000	300,000,000	75,000,000
Stockholders' Equity Note, Stock Split			four-to-one forward split of its outstanding shares of common stock
Sole Shareholder of SBL [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity Method Investment, Ownership Percentage	82.00%
Number of shares owned	20,000,000
Slinger Bag Americas Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity Method Investment, Ownership Percentage	100.00%									100.00%
Number of shares exchanged	20,000,000
Foundation Sports Systems L L C [Member] | Charles Ruddy [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity Method Investment, Ownership Percentage					100.00%
Slinger Bag Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity Method Investment, Ownership Percentage									100.00%
Stock Purchase Agreement [Member] | Slinger Bag Americas Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity Method Investment, Ownership Percentage		100.00%
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		20,000,000
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned		$ 332,239